Earnings per Share (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Earnings per Share
Net income/(loss) | $	$ 134
Less dividends on series C preferred stock | $	(69)
Net income attributable to common stockholders | $	$ 65
Weighted average number of common stocks, basic | shares	8,820,240
Effect of dilutive shares | shares	3,455,451
Weighted average number of common stock, diluted | shares	12,275,691
Earnings per share, basic | $ / shares	$ 0.01
Earnings per share, diluted | $ / shares	$ 0.01